Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

October 22, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attn:  Office of Filings, Information & Consumer Services

Re:

Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 002-90946)

   on behalf of Parametric Market Neutral Fund and Eaton Vance Strategic Income Fund

  (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated October 1, 2013 to the Statutory Prospectus dated March 1, 2013 of the Funds.  The purpose of the filing is to submit the 497(e) filing dated October 1, 2013 in XBRL for the Funds.

Please contact me at (617) 672-8626, or fax number (617) 672-1055 if you have any questions or comments.

Very truly yours,

/s/ Courtney Clark

Courtney Clark

Senior Fund Regulatory Specialist